Contingent liabilities and commitments	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments
40 Contingent liabilities and commitments
In the normal course of business, ING Group is party to activities where risks are not reflected in whole or in part in the consolidated financial statements. In response to the needs of its customers, the Group offers financial products related to loans. These products include traditional off-balance sheet credit-related financial instruments.

Contingent liabilities and commitments
in EUR million	2024	2023
Contingent liabilities in respect of
– Discounted Bills		2
– Guarantees	26,908	27,894
– Irrevocable letters of credit	16,388	14,925
	43,296	42,821

Guarantees issued by ING Groep N.V.	210	197

Irrevocable facilities	175,222	166,810
	218,728	209,828
Guarantees relate both to credit and non-credit substitute guarantees. Credit substitute guarantees are guarantees given by ING Group in respect of credit granted to customers by a third party. Many of them are expected to expire without being drawn on and therefore do not necessarily represent future cash outflows.
Irrevocable letters of credit mainly secure payments to third parties for a customer’s foreign and domestic trade transactions in order to finance a shipment of goods. ING Group’s credit risk in these transactions is limited since these transactions are collateralised by the commodity shipped and are of a short duration.
Irrevocable facilities mainly constitute unused portions of irrevocable credit facilities granted to corporate clients. Many of these facilities are for a fixed duration and bear interest at a floating rate. ING Group’s credit risk and interest rate risk in these transactions is limited. The unused portion of irrevocable credit facilities is partly secured by customers’ assets or counter-guarantees by the central governments and other public sector entities under the regulatory requirements. Irrevocable facilities also include commitments made to purchase securities to be issued by governments and private issuers.
As at 31 December 2024, ING Groep N.V. guarantees various US dollar debentures (that mature on 2026 and 2036) which were issued by a subsidiary of Voya Financial Inc. In accordance with the Shareholder’s agreement, the net exposure of ING Groep N.V. as at 31 December 2024 and 31 December 2023 was nil, as
the outstanding principal amount of the US dollar debentures was fully covered with collateral of EUR 219 million(2023: EUR 205 million) pledged by Voya Financial Inc
In addition to the items included in contingent liabilities, ING Group has issued certain guarantees as a participant in collective arrangements of national banking funds and as a participant in required collective guarantee schemes which apply in different countries.
ING Bank N.V. provided a guarantee to the German Deposit Guarantee Fund (‘Einlagensicherungsfonds’ or ESF) under section 5 (10) of the by-laws of this fund, where ING Bank N.V. indemnifies the Association of German Banks Berlin against any losses it might incur as result of actions taken with respect to ING Germany. The ESF is a voluntary collective guarantee scheme for retail savings and deposits in excess of EUR 100,000.
ING uses Irrevocable Payment Commitments (IPCs) for a part of its contributions to the Single Resolution Fund (SRF). ING Group has EUR 346 million of IPCs outstanding to the SRF as at 31 December 2024 (31 December 2023: EUR 346 million). No IPCs were provided to the SRF during 2024 (2023: EUR 63 million). No IPCs were called by the SRF in 2024 (2023: nil). Cash collateral provided to the SRF is equal to the outstanding amount of IPCs.
ING also uses IPCs for a part of its contributions to the Deposit Guarantee Scheme in Germany. Contingent liabilities for such outstanding IPCs amount to EUR 309 million as at 31 December 2024 (31 December 2023: EUR 273 million). Of these, EUR 35 million of IPCs were provided to the DGS during 2024 (2023: EUR 36 million). No IPCs were called by the DGS in 2024 (2023: nil). ING posted government bonds as collateral for the total nominal amount of EUR 336 million as at 31 December 2024 (31 December 2023: EUR 319 million).
Furthermore we refer to Note 41 'Legal proceedings' for any contingent liabilities in respect of legal proceedings.